Leases - Summary of Amounts recognized in consolidated statements of net loss (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Expense relating to short-term leases	$ 3,205	$ 1,975
Expense relating to variable lease payments	$ 417	$ 417